Restatement of Consolidated Financial Statements (10-K) (Tables)	12 Months Ended
Dec. 31, 2011
Restatement of Consolidated Financial Statements [Abstract]
Impact of financial adjustments on Company's previously reported consolidated balance sheet
The following table presents the impact of the financial adjustments on the Company's previously reported consolidated balance sheet for the year ended December 31, 2010:

	December 31,
	2010	2010
	(as previously reported and reclassified)	(as restated)

Current liabilities:
Warrant liabilities	$12,819	$1,328
Total current liabilities	26,942	15,451
Total liabilities	27,623	16,132

Shareholders' deficit:
Warrants (Note 3)	-	24,438
Accumulated deficit	(168,976)	(181,923)
Total Liquidmetal Technologies, Inc shareholders deficit	(22,146)	(10,654)

Impact of financial adjustments on Company's previously reported consolidated statement of operations
The following table presents the impact of the financial adjustments on the Company's previously reported consolidated statement of operations for the year ended December 31, 2010:

	December 31,
	2010	2010
	(as previously reported and reclassified)	(as restated)
Change in value of warrants, loss	(10,394)	(23,341)
Loss from continuing operations before income taxes	(2,017)	(14,963)
Loss from continuing operations	(2,017)	(14,964)
Net loss	(4,696)	(17,643)
Preferred stockholders dividends	-	(653)
Net (loss) available (attributable) to common stockholders	(4,696)	(18,296)
Basic income (loss) per share	(0.07)	(0.28)

Number of weighted average shares - basic	64,965	64,965

The following table presents the impact of the financial adjustments on the Company's previously reported condensed consolidated statements of operations for the quarters ended March 31, 2011 (unaudited), June 30, 2011 (unaudited) and September 30, 2011 (unaudited):

	For the three months ended		For the three months ended		For the three months ended
	September 30, 2011 (unaudited)		June 30, 2011 (unaudited)		March 31, 2011 (unaudited)
	(as previously reported and reclassified)	(as restated)	(as previously reported and reclassified)	(as restated)	(as previously reported and reclassified)	(as restated)

Change in value of warrants, gain (loss)	9,970	743	4,733	596	(7,816)	(11)
Income (loss) from continuing operations before income taxes	7,769	(1,458)	3,060	(1,077)	(8,770)	(965)
Income (loss) from continuing operations	7,769	(1,458)	3,060	(1,077)	(8,770)	(965)
Income (loss) from continuing operations before non-controlling interest	7,342	(1,885)	2,948	(1,189)	(9,199)	(1,394)
Net income (loss) attributable to Liquidmetal Technologies	7,317	(1,910)	2,929	(1,208)	(9,144)	(1,339)

Basic income (loss) per share	$0.06	$(0.01)	$0.03	$(0.01)	$(0.09)	$(0.01)
Diluted income (loss) per share	$0.04	$(0.01)	$0.02	$(0.01)	$(0.09)	$(0.01)
Number of weighted average shares - basic and diluted	129,766	129,766	116,353	116,353	93,695	93,695